28. Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Subsidy income, net	R$ 25,305	R$ 28,722	R$ 28,134
Fines on telecommunications services	44,411	41,699	39,639
Revenue from disposal of assets	1,708	2,865	57,563
Other income	282,041	171,273	181,234
Operating income	353,465	244,559	306,570
Expenses
FUST/FUNTTEL	(143,167)	(140,878)	(163,955)
Taxes, fees and contributions	(4,092)	(4,466)	(2,980)
Provision for legal and administrative proceedings, net of reversals	(452,463)	(366,476)	(352,154)
Expenses from disposal of assets	(4,424)	(6,618)	(14,473)
Other expenses	(32,608)	(24,831)	(21,987)
Operating expense	(636,754)	(543,269)	(555,549)
Other income (expenses), net	R$ (283,289)	R$ (298,710)	R$ (248,979)